Acquisitions and Divestitures Asset Acquisition - Valley Forge (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Valley Forge Convention Center Partners, L.P. [Domain]
Business Acquisition [Line Items]
Business Combination, Transferred	$ 280.5